UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05502

Comstock Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period:   October 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Semiannual Report

October 31, 2018

To Our Shareholders,

For the six months ended October 31, 2018, the net asset value (NAV) per Class A Share of the Comstock Capital Value Fund decreased 3.2% compared with an increase of 3.4% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for additional performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of October 31, 2018.

Comparative Results

Average Annual Returns through October 31, 2018† (Unaudited)
							Since
						Since	Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	04/28/87(a)	(10/10/85)
Class A (DRCVX)
Without sales charge	(3.18)%	(5.98)%	(14.41)%	(17.04)%	(11.71)%	(6.53)%	(4.92)%
With sales charge (b)	(8.75)	(11.39)	(15.41)	(17.53)	(12.06)	(6.69)	(5.07)
Class AAA (COMVX) ††	(3.17)	(5.78)	(14.34)	(17.01)	(11.68)	2.46	1.95
Class C (CPCCX) ††
Without contingent deferred sales charge	(3.67)	(6.67)	(15.06)	(17.65)	(12.36)	(7.07)	(5.44)
With contingent deferred sales charge (c)	(4.63)	(7.60)	(15.06)	(17.65)	(12.36)	(7.07)	(5.44)
Class I (CPCRX) †† *	(3.09)	(5.65)	(14.08)	(16.82)	(11.47)	(6.33)	(4.72)
S&P 500 Index	3.40	7.35	11.34	13.24	8.74	9.80(d)	10.25(e)

In the current prospectuses dated August 28, 2018, the expense ratios for Comstock Capital Value Fund Class AAA, A, C, and I Shares are 3.00%, 3.00%, 3.75%, and 2.75%, respectively. Class AAA and Class I Shares have no sales charge. See page 9 for the expense ratios for the year ended April 30, 2018. The maximum sales charge for Class A Shares and C Shares is 5.75% and 1.00%, respectively.

(a)  On April 28, 1987, Comstock Partners, Inc., the Comstock Capital Value Fund’s previous investment adviser assumed investment responsibilities and the Fund changed its investment objective to the current investment objective.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)   Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  Since April 30, 1987, the date closest to the Fund’s current investment objective inception date for which data is available.

(e)  Since September 30, 1985, the date closest to the Fund’s inception date for which data is available.

†   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to October 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Comstock Capital Value Fund utilizes short selling and derivatives. Short selling of securities and use of derivatives pose special risks and may not be suitable for certain investors. Short selling is a sale of a borrowed security and losses are realized if the price of the security increases between the date the security is sold and the date the Fund replaces it. Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

††   The Class A Share NAVs are used to calculate performance for the periods prior to the issuance of Class AAA Shares on December 8, 2008, and Class C Shares and Class I Shares on August 22, 1995. The actual performance of the Class C Shares would have been lower and the Class AAA Shares and Class I Shares would have been higher due to the expenses associated with the Class A Shares.

*   Effective May 23, 2016, Class R Shares were renamed Class I Shares.

Comstock Capital Value Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from May 1, 2018 through October 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	05/01/18	10/31/18	Ratio	Period*

Comstock Capital Value Fund

Actual Fund Return
Class AAA	$1,000.00	$ 968.30	3.33%	$16.52
Class A	$1,000.00	$ 968.20	3.33%	$16.52
Class C	$1,000.00	$ 963.30	4.08%	$20.19
Class I	$1,000.00	$ 969.10	3.08%	$15.29
Hypothetical 5% Return
Class AAA	$1,000.00	$1,008.42	3.33%	$16.86
Class A	$1,000.00	$1,008.42	3.33%	$16.86
Class C	$1,000.00	$1,004.64	4.08%	$20.62
Class I	$1,000.00	$1,009.68	3.08%	$15.60

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of October 31, 2018:

Comstock Capital Value Fund

Long Positions
U.S. Government Obligations	96.4%
Exchange Traded Funds	8.4%
Exchange Traded Put Options Purchased	4.1%
Exchange Traded Call Options Purchased	0.6%
Other Assets and Liabilities (Net)	16.7%

Short Positions
Financial Services	(8.3)%
Retail	(3.3)%
Exchange Traded Funds	(2.7)%
Consumer Products	(2.6)%
Health Care	(2.4)%
Computer Software and Services	(1.4)%
Hotels and Gaming	(1.4)%

Short Positions (Continued)
Business Services	(1.0)%
Entertainment	(0.6)%
Aerospace and Defense	(0.6)%
Paper and Forest Products	(0.5)%
Energy	(0.4)%
Telecommunications	(0.4)%
Diversified Industrial	(0.4)%
Electronics	(0.2)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — October 31, 2018 (Unaudited)

			Market
Shares		Cost	Value
	EXCHANGE TRADED FUNDS — 8.4%
9,900	Invesco DB Commodity Index Tracking Fund†	$171,357	$167,904
26,400	iShares Silver Trust†(a)	513,615	354,024
11,000	ProShares UltraShort 20+ Year Treasury	395,825	447,590
2,500	SPDR Gold Shares†	287,113	287,875
5,500	VanEck Vectors Gold Miners ETF	148,729	104,115
1,750	VelocityShares Daily 2x VIX Short Term ETN†	208,244	85,680

	TOTAL EXCHANGE TRADED FUNDS	1,724,883	1,447,188

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 96.4%
$16,745,000	U.S. Treasury Bills, 2.010% to 2.523%††, 11/01/18 to 05/02/19(b)	16,661,416	16,660,862

	PURCHASED OPTIONS — 4.7%	552,803	822,070

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 109.5%	$18,939,102	18,930,120

	SECURITIES SOLD SHORT — (26.2)%
	(Proceeds received $5,256,291)		(4,536,104)
	Other Assets and Liabilities (Net) — 16.7%		2,888,367

	NET ASSETS — 100.0%		$17,282,383

			Market
Shares		Proceeds	Value
	SECURITIES SOLD SHORT — (26.2)%
	Aerospace and Defense — (0.6)%
400	Northrop Grumman Corp.	$107,008	$104,780

	Business Services — (1.0)%
3,900	Sotheby’s	183,819	163,800

	Computer Software and Services — (1.4)%
2,000	Applied Materials Inc.	96,411	65,760
700	Baidu Inc., ADR	154,781	133,042
2,000	NetScout Systems Inc.	44,119	50,520

		295,311	249,322

	Consumer Products — (2.6)%
2,000	Harley-Davidson Inc.	100,564	76,440
3,600	The Chemours Co.	160,525	118,836
1,900	The Scotts Miracle-Gro Co.	140,445	126,806

			Market
Shares		Proceeds	Value
2,400	The Toro Co.	$146,301	$135,192

		547,835	457,274

	Diversified Industrial — (0.4)%
1,800	Ambarella Inc.	62,603	62,604

	Electronics — (0.2)%
2,000	Gentex Corp.	40,639	42,100

	Energy — (0.4)%
2,000	TransCanada Corp.	92,878	75,440

	Entertainment — (0.6)%
350	Netflix Inc.	121,956	105,623

	Exchange Traded Funds — (2.7)%
2,400	Direxion Daily Small Cap Bull 3X Shares	123,754	148,440
3,700	iShares China Large-Cap ETF	158,589	145,373
1,800	VanEck Vectors Semiconductor ETF	183,508	168,228

		465,851	462,041

	Financial Services — (8.3)%
300	BlackRock Inc.	141,728	123,426
1,600	Cboe Global Markets Inc.	146,795	180,560
3,500	Eaton Vance Corp.	183,610	157,675
1,300	Ellie Mae Inc.	109,770	86,164
3,900	Franklin Resources Inc.	151,239	118,950
4,400	Invesco Ltd.	138,564	95,524
3,000	Janus Henderson Group plc	92,474	73,710
2,500	Legg Mason Inc.	93,003	70,550
2,400	SEI Investments Co.	142,714	128,280
1,700	State Street Corp.	143,389	116,875
1,800	T Rowe Price Group Inc.	202,175	174,582
2,500	The Charles Schwab Corp.	106,755	115,600

		1,652,216	1,441,896

	Health Care — (2.4)%
2,000	Bristol-Myers Squibb Co.	100,499	101,080
1,400	Celgene Corp.	102,395	100,240
2,600	DENTSPLY SIRONA Inc.	148,472	90,038
2,000	MEDNAX Inc.	101,151	82,580
1,900	Patterson Cos Inc.	65,642	42,902

		518,159	416,840

	Hotels and Gaming — (1.4)%
2,100	Las Vegas Sands Corp.	138,637	107,163
4,800	MGM Resorts International	138,773	128,064

		277,410	235,227

	Paper and Forest Products — (0.5)%
1,750	International Paper Co.	88,991	79,380

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — October 31, 2018 (Unaudited)

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT (Continued)
	Retail — (3.3)%
800	Alibaba Group Holding Ltd., ADR	$143,501	$113,824
1,100	Jack in the Box Inc.	91,259	86,823
1,250	Penske Automotive Group Inc.	56,524	55,475
1,800	Signet Jewelers Ltd.	111,365	100,890
1,000	Tiffany & Co.	121,016	111,300
2,100	Weis Markets Inc.	88,513	96,915

		612,178	565,227

Shares		Proceeds	Market Value

	Telecommunications — (0.4)%
5,000	Maxar Technologies Ltd.	$189,437	$74,550

	TOTAL SECURITIES SOLD SHORT	$5,256,291	$4,536,104

(a)	Securities with a value of $354,024 were deposited with the broker as collateral for securities sold short and futures contracts.
(b)	At October 31, 2018, $12,700,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

As of October 31, 2018, options purchased outstanding were as follows:

OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.6%
CBOE SPX Volatility Index	100	$212,300	$14.00	12/19/18	$59,000
CBOE SPX Volatility Index	100	212,300	16.00	12/19/18	43,000

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED					$102,000

Exchange Traded Put Options Purchased — 4.1%
Campbell Soup Co.	50	187,050	42.00	02/15/19	$28,000
China Mobile Ltd.	40	186,200	45.00	12/21/18	3,200
Consumer Staples Select Sector SPDR Fund	100	550,100	50.00	12/21/18	2,600
iShares 20+ Year Treasury Bond ETF	400	4,543,200	117.00	12/21/18	179,200
iShares iBoxx High Yield Corporate Bond ETF	50	421,750	86.00	12/21/18	14,300
Johnson & Johnson	30	419,970	120.00	12/21/18	1,110
S&P 500 Index	34	9,219,916	2,500.00	03/15/19	180,200
S&P 500 Index	20	5,423,480	2,700.00	03/15/19	218,460
S&P 500 Index	5	1,355,870	2,850.00	03/15/19	90,150
The Walt Disney Co.	30	344,490	100.00	01/18/19	2,850

TOTAL EXCHANGE TRADED PUT OPTIONS PURCHASED					$720,070

TOTAL OPTIONS PURCHASED					$822,070

As of October 31, 2018, futures contracts outstanding were as follows:

FUTURES

Description	Long/Short	Number of Contracts	Notional Amount	Expiration Date	Value	Unrealized Appreciation
S&P 500 Futures (E-Mini)	Short	21	$2,846,655	12/21/18	$209,108	$209,108
Russell 2000 Index Futures (E-Mini)	Short	16	1,209,520	12/21/18	166,400	166,400
NASDAQ 100 Index Futures (E-Mini)	Short	9	1,255,590	12/21/18	111,168	111,168

TOTAL FUTURES						$486,676

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Assets and Liabilities

October 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $18,939,102)	$18,930,120
Cash pledged for futures contracts	245,800
Deposit at brokers for securities sold short	4,773,625
Receivable for Fund shares sold	1,161,330
Prepaid expenses	37,988
Variation margin receivable	80

Total Assets	25,148,943

Liabilities:
Securities sold short, at value (including proceeds from securities sold short of $5,256,291)	4,536,104
Payable to custodian	72,545
Payable for investments purchased	3,095,940
Payable for Fund shares redeemed	31,269
Dividends payable on securities sold short	4,984
Variation margin payable	55,935
Payable for investment advisory fees	14,394
Payable for distribution fees	3,876
Other accrued expenses	51,513

Total Liabilities	7,866,560

Net Assets
(applicable to 3,597,164 shares outstanding)	$17,282,383

Net Assets Consist of:
Paid-in capital	$185,322,838
Total accumulated loss(a)	(168,040,455)

Net Assets	$17,282,383

Shares of Capital Stock, each at $0.001 par value; 125,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,822,864 ÷ 373,055 shares outstanding)	$4.89
Class A:
Net Asset Value and redemption price per share ($7,191,285 ÷ 1,476,808 shares outstanding)	$4.87
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.17
Class C:
Net Asset Value and offering price per share ($2,537,235 ÷ 603,783 shares outstanding)	$4.20	(b)
Class I:
Net Asset Value, offering, and redemption price per share ($5,730,999 ÷ 1,143,518 shares outstanding)	$5.01

(a)	Effective October 31, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings. See Note 2 for further details.
(b)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

Investment Income:
Dividends	$1,973
Interest	183,285

Total Investment Income	185,258

Expenses:
Investment advisory fees	89,832
Distribution fees - Class AAA	1,784
Distribution fees - Class A	9,325
Distribution fees - Class C	12,576
Dividend expense on securities sold short	60,974
Registration expenses	34,309
Legal and audit fees	24,938
Shareholder communications expenses	21,031
Shareholder services fees	14,828
Directors’ fees	13,957
Service fees for securities sold short (See Note 2)	7,972
Custodian fees	2,225
Interest expense	180
Miscellaneous expenses	7,524

Total Expenses	301,455

Less:
Expenses paid indirectly by broker (See Note 6)	(746)

Net Expenses	300,709

Net Investment Loss	(115,451)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts:
Net realized loss on investments	(836,565)
Net realized gain on securities sold short	151,157
Net realized loss on futures contracts	(397,824)

Net realized loss on investments, securities sold short, and futures contracts	(1,083,232)

Net change in unrealized appreciation/depreciation:
on investments	402,979
on securities sold short	(166,044)
on futures contracts	256,873

Net change in unrealized appreciation/ depreciation on investments, securities sold short, and futures contracts	493,808

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts	(589,424)

Net Decrease in Net Assets Resulting from Operations	$(704,875)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Operations:
Net investment loss	$(115,451)	$(535,520)
Net realized loss on investments, securities sold short, and futures contracts	(1,083,232)	(4,779,061)
Net change in unrealized appreciation/depreciation on investments, securities sold short, and futures contracts	493,808	1,375,623

Net Decrease in Net Assets Resulting from Operations	(704,875)	(3,938,958)

Capital Stock Transactions:
Proceeds from shares sold
Class AAA	808,547	1,079,049
Class A	708,329	8,411,716
Class C	125,961	792,248
Class I	6,843,666	20,697,698

	8,486,503	30,980,711

Cost of shares redeemed
Class AAA	(572,482)	(1,132,311)
Class A	(2,145,518)	(26,524,142)
Class C	(302,106)	(1,562,395)
Class I	(7,565,427)	(13,023,265)

	(10,585,533)	(42,242,113)

Net Decrease in Net Assets from Capital Stock Transactions	(2,099,030)	(11,261,402)

Redemption Fees	73	278

Net Decrease in Net Assets	(2,803,832)	(15,200,082)
Net Assets:
Beginning of year	20,086,215	35,286,297

End of period	$17,282,383	$20,086,215

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets/ Supplemental Data
Year Ended April 30 †	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return††	Net Assets End of Period (in 000’s)	Net Investment Loss		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2019(e)	$5.05	$(0.03)	$(0.13)	$(0.16)	$0.00	$4.89	(3.17)%	$1,823	(1.27	)%(f)	3.33	%(f)(g)	0%
2018	5.60	(0.09)	(0.46)	(0.55)	0.00	5.05	(9.82)	1,643	(1.77)		2.98	(g)	39
2017	7.49	(0.16)	(1.73)	(1.89)	0.00	5.60	(25.23)	1,867	(2.32)		2.73	(g)	196
2016	7.68	(0.21)	0.02	(0.19)	0.00	7.49	(2.47)	8,271	(2.68)		2.91	(g)	155
2015	9.70	(0.04)	(1.98)	(2.02)	0.00	7.68	(20.82)	3,958	(2.37)		2.42		410
2014	12.30	(0.30)	(2.30)	(2.60)	0.00	9.70	(21.14)	4,512	(2.65)		2.73		0
Class A
2019(e)	$5.03	$(0.03)	$(0.13)	$(0.16)	$0.00	$4.87	(3.18)%	$7,191	(1.27	)%(f)	3.33	%(f)(g)	0%
2018	5.59	(0.10)	(0.46)	(0.56)	0.00	5.03	(10.02)	8,938	(1.85)		2.98	(g)	39
2017	7.48	(0.15)	(1.74)	(1.89)	0.00	5.59	(25.27)	29,106	(2.31)		2.73	(g)	196
2016	7.68	(0.21)	0.01	(0.20)	0.00	7.48	(2.60)	45,903	(2.71)		2.91	(g)	155
2015	9.70	(0.05)	(1.97)	(2.02)	0.00	7.68	(20.82)	29,798	(2.37)		2.42		410
2014	12.30	(0.30)	(2.30)	(2.60)	0.00	9.70	(21.14)	27,165	(2.65)		2.73		0
Class C
2019(e)	$4.36	$(0.04)	$(0.12)	$(0.16)	$0.00	$4.20	(3.67)%	$2,537	(2.02	)%(f)	4.08	%(f)(g)	0%
2018	4.87	(0.12)	(0.39)	(0.51)	0.00	4.36	(10.47)	2,832	(2.54)		3.73	(g)	39
2017	6.57	(0.17)	(1.53)	(1.70)	0.00	4.87	(25.88)	3,994	(3.04)		3.48	(g)	196
2016	6.78	(0.24)	0.03	(0.21)	0.00	6.57	(3.10)	6,622	(3.46)		3.66	(g)	155
2015	8.60	(0.04)	(1.78)	(1.82)	0.00	6.78	(21.16)	4,429	(3.12)		3.17		410
2014	11.00	(0.30)	(2.10)	(2.40)	0.00	8.60	(21.82)	7,216	(3.40)		3.48		0
Class I(h)
2019(e)	$5.17	$(0.02)	$(0.14)	$(0.16)	$0.00	$5.01	(3.09)%	$5,731	(1.03	)%(f)	3.08	%(f)(g)	0%
2018	5.72	(0.08)	(0.47)	(0.55)	0.00	5.17	(9.62)	6,673	(1.50)		2.73	(g)	39
2017	7.64	(0.13)	(1.79)	(1.92)	0.00	5.72	(25.13)	319	(2.00)		2.48	(g)	196
2016	7.80	(0.20)	0.04	(0.16)	0.00	7.64	(2.05)	154	(2.49)		2.66	(g)	155
2015	9.80	(0.04)	(1.96)	(2.00)	0.00	7.80	(20.41)	181	(2.12)		2.17		410
2014	12.40	(0.30)	(2.30)	(2.60)	0.00	9.80	(20.97)	194	(2.40)		2.48		0

†	All per share amounts and net asset values have been adjusted as a result of the 1 for 10 reverse stock split on October 24, 2014 (See note 7).
††

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended April 30, 2018, 2017, and 2016. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.97%, 2.72%, and 2.90% (Class AAA and Class A), 3.72%, 3.47%, and 3.65% (Class C), and 2.72%, 2.47%, and 2.65% (Class I). For the six months ended October 31, 2018, and the years ended April 30, 2015 and 2014, the effect of interest expense was minimal.

(d)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended October 31, 2018 and the years ended April 30, 2018, 2017, 2016, 2015, and 2014 would have been 2.57%, 2.12%, 1.89%, 1.88%, 1.85%, and 1.87% (Class AAA and Class A), 3.32%, 2.87%, 2.64%, 2.63%, 2.60%, and 2.62% (Class C), and 2.32%, 1.87%, 1.64%, 1.63%, 1.60%, and 1.62% (Class I).

(e)	For the six months ended October 31, 2018, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the year ended April 30, 2016, if credits had not been received, the expense ratios would have been 2.92%, 2.92%, 3.67%, and 2.67% for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended October 31, 2018, and the years ended April 30, 2018 and 2017, there was no impact on the expense ratios.

(h)	Effective May 23, 2016, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1. Organization. Comstock Capital Value Fund, a series of the Comstock Funds, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund is a diversified portfolio with an investment objective to maximize total return, consisting of capital appreciation and current income.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the six months ended October 31, 2018.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of October 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 10/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Exchange Traded Funds	$ 1,447,188	—	$ 1,447,188
U.S. Government Obligations	—	$16,660,862	16,660,862

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$ 1,447,188	$16,660,862	$18,108,050

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(4,536,104)	—	$(4,536,104)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(4,536,104)	—	$(4,536,104)

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Market Value):
EQUITY CONTRACTS:
Exchange Traded Call Options Purchased	$ 43,000	$ 59,000	$ 102,000
Exchange Traded Put Options Purchased	601,920	118,150	720,070
ASSETS (Net Unrealized Appreciation):
EQUITY CONTRACTS:
Index Futures Contracts - Short Position	486,676	—	486,676

TOTAL OTHER FINANCIAL INSTRUMENTS	$ 1,131,596	$ 177,150	$1,308,746

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

There were no Level 3 investments held at October 31, 2018 or April 30, 2018.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at October 31, 2018, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at October 31, 2018 are reflected within the Schedule of Investments.

The Fund’s volume of activity in call and put options purchased during the six months ended October 31, 2018 had average monthly market value of approximately $62,771 and $539,691, respectively.

As of October 31, 2018, the value of options purchased that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, within Investments, at value. For the six months ended October 31, 2018, the effect of options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, within Net realized loss on investments and Net change in unrealized appreciation/depreciation on investments.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at October 31, 2018 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index futures contracts sold during the six months ended October 31, 2018 had a monthly average notional value of approximately $7,093,811.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2018, the Fund’s derivative assets and liabilities (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets
Futures Contracts	$80	$—	$80

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Futures Contracts	$55,935	$—	$55,935

At October 31, 2018, the Fund’s derivative assets (by counterparty) are as follows:

	Net Amounts Not Offset in the Statement of Assets and Liabilities

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
UBS Securities LLC	$55,855	—	$(55,855)	—

As of October 31, 2018, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Assets, Variation margin receivable. For the six months ended October 31, 2018, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Futures Contracts, within Net realized loss on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at October 31, 2018 are reflected within the Schedule of Investments. For the six months ended October 31, 2018, the Fund incurred $7,972 in service fees related to its investment positions sold short and held by the broker. The amount is included in the Statement of Operations under Expenses, Service fees for securities sold short.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended October 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the fiscal years ended April 30, 2018 and 2017.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At April 30, 2018, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through fiscal year 2019	$37,242,276
Short term capital loss carryforward with no expiration	73,073,163
Long term capital loss carryforward with no expiration	56,653,841

Total capital loss carryforwards	$166,969,280

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, proceeds from short sales, futures transactions, and the related net unrealized appreciation/depreciation at October 31, 2018:

	Cost (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments and derivative instruments	$18,940,924	$373,570	$(384,374)	$(10,804)
Securities sold short	(5,256,291)	804,329	(84,142)	720,187

		$1,177,899	$(468,516)	$709,383

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended October 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of October 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors, trustees, or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended October 31, 2018, other than short term securities and U.S. Government Obligations, aggregated $0 and $86,639, respectively.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended October 31, 2018, the Distributor retained a total of $419 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended October 31, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $746.

7. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended October 31, 2018 and the fiscal year ended April 30, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

As approved by the Board of Directors, the Fund effected a 1 for 10 reverse stock split on October 24, 2014. The net asset value of each share class increased proportionately at that time.

Transactions in shares of capital stock were as follows:

	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
Class AAA
Shares sold	171,153	208,398
Shares redeemed	(123,230)	(216,466)

Net increase/(decrease)	47,923	(8,068)

Class A
Shares sold	147,304	1,580,873
Shares redeemed	(446,238)	(5,014,658)

Net decrease	(298,934)	(3,433,785)

Class C
Shares sold	30,805	177,264
Shares redeemed	(76,660)	(347,184)

Net decrease	(45,855)	(169,920)

Class I
Shares sold	1,445,420	3,721,876
Shares redeemed	(1,591,692)	(2,487,851)

Net increase/(decrease)	(146,272)	1,234,025

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. After careful consideration, the Board approved calling a special meeting of shareholders, to be held as soon as possible, to consider a proposal to change the nature of the Fund’s business from a mutual fund registered under the 1940 Act to an operating company, and to de-register the Fund as a registered investment company with the Securities and Exchange Commission (the Proposal).

This conclusion was based in substantial part on the Board’s belief that the appropriate business strategy to be pursued by the Fund would be becoming an operating company that owns interest in one or more operating businesses and/or to acquire assets other than securities, and try to maximize the utilization of the Fund’s accumulated capital loss carryforwards. If shareholders of the Fund approve the Proposal, the conversion to an operating company is expected to take effect in the second quarter of 2019.

Shareholders of the Fund will receive a combined proxy statement with additional information about the shareholder meeting and the Proposal. Shareholders should read the proxy materials carefully, as they will contain a more detailed description of the Proposal.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Agreement, the Board Members considered the following information at a meeting on May 15, 2018:

1. The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser, and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (U.S.) Inc. (BNY) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended March 31, 2018, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of other specialty diversified equity funds (the Performance Peer Group). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited) (Continued)

marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the three year, five year, and ten year periods and above the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group. The Board Members additionally noted that the Fund’s total expense ratio was above the median and its performance lagged the peer group developed by the Adviser. However, it was noted that the Fund is a specialized investment vehicle and attracts specific type of shareholders that are attracted to the Fund’s investment strategy and portfolio. The Board Members also noted that the shareholder base had been loyal to the Fund over a long period of time. Furthermore, in the past, the Fund experienced significant inflows in down markets.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group comprised of other specialty diversified equity funds (Expense Peer Group). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee was lower than average and the total expense ratio was higher than the average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were the same, or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Comstock Capital Value Fund

Annual Approval of Continuance of Investment Advisory Agreement (Unaudited) (Continued)

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Charles L. Minter joined Gabelli Funds, LLC in 2000, when the management of the Comstock Funds, Inc. was assumed by Gabelli Funds, LLC. Mr. Minter is currently a Co-Portfolio Manager and Director of the Fund.

Mr. Minter was one of the founders of Comstock Partners, Inc. which was formed in 1986. Prior to forming Comstock Partners, Inc., Mr. Minter worked for Merrill Lynch in Institutional Sales as a Vice President from 1976-1986. Mr. Minter received an MBA degree with distinction from New York University’s Graduate School of Business and a BS degree from Florida State University.

Dennis J. DeCore joined Gabelli Funds, LLC in 2014 as Co-Portfolio Manager of the Comstock Funds, Inc. Mr. DeCore has extensive experience in the brokerage business. Prior to joining Gabelli Funds, LLC, he held positions at Merrill Lynch and Nomura Securities. Mr. DeCore received a BS degree in Finance and Economics from Rider University and an MBA degree in Finance from New York University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer,

KeySpan Corp.

Charles L. Minter

Former Chairman and

Chief Executive Officer,

Comstock Partners, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Henry G. Van der Eb, CFA

Senior Vice President,

GAMCO Investors, Inc.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOOCT18SAR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Comstock Funds, Inc.

By (Signature and Title)*        /s/ Bruce N. Alpert

    Bruce N. Alpert, Principal Executive Officer

Date 01/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

    Bruce N. Alpert, Principal Executive Officer

Date 01/04/2019

By (Signature and Title)*        /s/ John C. Ball

    John C. Ball, Principal Financial Officer and Treasurer

Date 01/04/2019

* Print the name and title of each signing officer under his or her signature.